Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Financial Assets Measured At Fair Value On Recurring And Nonrecurring Basis

			Level 1	Level 2	Level 3	Total
			inputs	inputs	inputs	fair value
2013
	Recurring:
		Securities available-for-sale:
		Obligations of U.S. Government
		agencies and corporations	$0	$153,465	$0	$153,465
		Obligations of states and political
		subdivisions	0	98,657	0	98,657
		Other	0	350	0	350

	Total		$0	$252,472	$0	$252,472

	Nonrecurring:
		Other real estate owned	$0	$0	$876	$876
		Impaired loans	0	0	6,458	6,458

	Total		$0	$0	$7,334	$7,334

			Level 1	Level 2	Level 3	Total
			inputs	inputs	inputs	fair value
2012
	Recurring:
		Securities available-for-sale:
		Obligations of U.S. Government
		agencies and corporations	$0	$131,990	$0	$131,990
		Obligations of states and political
		subdivisions	0	105,881	0	105,881
		Other	0	350	0	350

	Total		$0	$238,221	$0	$238,221

	Nonrecurring:
		Other real estate owned	$0	$0	$1,295	$1,295
		Impaired loans	0	0	6,621	6,621

	Total		$0	$0	$7,916	$7,916